Cash and cash equivalents	9 Months Ended
Sep. 30, 2024
Cash and cash equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	September 30,	December 31,
	2024	2023
	$’000	$’000
Cash at bank and in hand	27,646	41,390
Cash equivalents	62,413	37,030
	90,059	78,420

During the nine months ended September 30, 2024, proceeds of $25.0 million were received from the sale of a portion of other financial assets which were used to fund the operating activities of the Group, and proceeds of $19.8 million were received from the redemption of marketable securities, which includes accrued interest. On redemption of the marketable securities, the funds are invested in cash equivalents.